Other Current Assets and Other Liabilities - Schedule of Other Current Assets and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Current portion of derivative assets	$ 11,791	$ 11,770
Current receivables due from associates	25,000	0
Prepaid insurance expenses	7,213	6,867
Deposits for consumable supplies	1,686	3,836
Marketable securities	830	2,171
Other	3,264	1,158
Total other current assets	49,784	25,802
Current portion of lease obligations (note 15)	5,245	6,144
Current portion of derivative liabilities	14,189	2,959
Deferred milestone payment	30,871	0
Deferred revenue	12,283	0
Other	0	10
Total other current liabilities	73,529	15,281
Provision for decommissioning, restoration and rehabilitation costs
Statement Line Items [Line Items]
Current portion of reclamation provision	$ 10,941	$ 6,168